N-2 - $ / shares		12 Months Ended
		Mar. 31, 2026	Nov. 02, 2025
Cover [Abstract]
Entity Central Index Key		0001858660
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		USVC Venture Capital Access Fund
Document Period End Date		Mar. 31, 2026
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s investment objective is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in interests of venture capital funds (“Investment Vehicles”), which will principally hold equity securities (e.g., common and/or preferred stock, equity-linked securities convertible into such equity securities), without restriction to market capitalization, and in underlying private growth-oriented companies (“Portfolio Companies”, and together with Investment Vehicles, “Portfolio Investments”). Investment Vehicles may include special purpose vehicles that are entities formed to purchase securities of a single Portfolio Company. Private growth-oriented companies are private companies that the Fund’s Investment Adviser believes, at the time of investment, have the potential for significant growth. The Fund intends to focus on companies innovating or enabling innovation in sectors being transformed by technology. These include, without limitation, information technology, artificial intelligence, life sciences, telecommunications and media, biotechnology, energy, education, healthcare, consumer and retail, mobile internet, digital entertainment and ecommerce, cloud computing, transportation, semiconductors, robotics, logistics and infrastructure, defense, gaming and financial services.

Portfolio Investments may partially hold digital assets and cryptocurrencies. Digital assets and cryptocurrencies (also called “crypto assets”) are digital tokens or coins that are secured by cryptography, typically using blockchain technology, enabling decentralized transactions and ownership verification. The term “blockchain” refers to a peer-to-peer distributed ledger that is secured using cryptography. A distributed ledger is a shared electronic database where information is recorded and stored across multiple computers; a blockchain is one type of distributed ledger. Digital assets and cryptocurrencies include things like tokens used in apps, coins used to power networks and assets sold in coin offerings. The Fund does not intend to directly invest in digital assets or cryptocurrencies. The Fund may directly purchase equity securities in Portfolio Companies or purchase such securities through secondary transactions, without restriction to market capitalization and interests in private fund general partners. The Fund expects to acquire fund interests through new subscriptions, as well as the acquisition of existing fund interests in secondary transactions, and may invest in Investment Vehicles that utilize the AngelList platform, a technology platform that offers technology infrastructure and administration services to private funds, operated by AL Advisors Management Inc. and its affiliates (“Platform”) for fund administration. The Platform is an affiliate of the Investment Adviser.

The Fund will generally hold Portfolio Investments until a liquidity event or dissolution event with respect to such Portfolio Investment occurs. Notwithstanding the foregoing, the Fund may sell securities of Portfolio Investments from time to time if, in the judgment of the Investment Adviser, it is necessary to further the best interests of the Fund.

Risk Factors [Table Text Block]

5. RISKS AND UNCERTAINTIES

The following list is not intended to be a comprehensive list of all of the potential risks associated with the Fund. The Fund’s prospectus provides a detailed discussion of the Fund’s risks and considerations. The risks described in the prospectus are not the only risks the Fund faces. Additional risks and uncertainties not currently known to the Fund or that are currently deemed to be immaterial also may materially and adversely affect the Fund’s business, financial condition and/or operating results.

Management Risk

Our ability to achieve our investment objective will depend on our Investment Adviser’s ability to identify, analyze and invest in Portfolio Investments that meet our investment criteria. Accomplishing this result on a cost-effective basis is largely a function of our Investment Adviser’s structuring of the investment process and its ability to provide competent, attentive and efficient services to us. There can be no assurance that the Investment Adviser will be successful in investing in Portfolio Investments that meet our investment criteria, or that we will achieve our investment objective. It may be difficult to implement the Fund’s strategy unless we raise a meaningful amount of assets.

Our Investment Adviser also currently manages several pooled investment vehicles in which we have no economic interest. These investment vehicles are typically Delaware limited liability companies, which hold the securities of one or more issuers of private company stock. Managing these pooled investment vehicles requires the time of the Investment Adviser’s professionals, and may distract them or slow the rate of investment in the Fund. Even if we are able to grow and build upon our investment operations, any failure to manage our growth effectively could have a material adverse effect on our business, financial condition, results of operations and prospects. The results of our operations will depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets, and economic conditions. Furthermore, if we cannot successfully operate our business or implement our investment policies and strategies as described herein, it could negatively impact our ability to make distributions.

Private Funds Risk

The Fund invests primarily in private funds. Private funds typically provide greater flexibility than traditional investment funds that are registered under the 1940 Act with respect to the types of securities that may be owned, the types of trading strategies employed, including with respect to transactions with affiliates, and, in some cases, the amount of leverage that can be used. Accordingly, securities of the Investment Vehicles, as well as the Portfolio Companies in which the Investment Vehicles invest, tend to be more illiquid and highly speculative. Private funds have complex fee structures, including performance fees, that are broader than what is permitted for registered funds, and Shareholders may pay these fees indirectly by investing in this Fund. Furthermore, the Fund may have challenges in monitoring operations and performance of private funds due to the inability to access information about private fund investments and valuations. The Fund can only value private funds at NAV if permitted by applicable accounting standards.

Additionally, the Fund may make secondary investments in Investment Vehicles. Secondary investments refer to investments in Investment Vehicles through the acquisition of an existing interest by one investor from another in a negotiated transaction. In so doing, the buyer will acquire the existing interest and take on any future funding obligations in exchange for future returns and distributions. Secondary investments include the growing general partner led secondary market, which has evolved toward sales of a portion of a portfolio, or a specific asset, and continuation vehicles with general partners structuring a vehicle that allows for continued participation in the growth of the remaining assets, or a specific asset, beyond a fund’s traditional exit time frame. Secondary investments may also include newly established Investment Vehicles that are fully funded at the time of the Fund’s acquisition. Secondary investments may be acquired at a discount to an Investment Vehicle’s NAV. As a result, secondary investments acquired at a discount may result in unrealized gains at the time the Fund next calculates its daily NAV, since any such discounted secondary investment will be marked to its net asset value, which may be a price that is higher than its acquisition cost. If such unrealized gains are realized upon the Fund’s disposition of secondary investments, the Fund may generate distributable gains that are taxable to shareholders. Accordingly, the overall performance and net asset value of the Fund may be significantly impacted by the acquisition price paid by the Fund for its investments in secondaries. Because secondary investments are generally made when an Investment Vehicle has exited its initial investment period (typically three to seven years after the fund commences operations) and has deployed a significant portion of its capital into portfolio companies, secondary investments are viewed as more mature investments with greater certainty of portfolio construction and better visibility to the timing of future expected cash flows.

Secondary Transaction Risk

With respect to purchases of securities pursuant to purchase agreements that the Fund will enter into for secondary transactions with eligible securityholders of Portfolio Companies, the Fund may be subject to the risk that the Fund may not timely obtain required approvals or waivers of contractual transfer restrictions following the execution of a purchase agreement. Typically, the transfer restriction that we will require a waiver of after the signing of a purchase agreement is the issuer’s right of first refusal (“ROFR”) for the issuer to purchase the securities that we seek to acquire pursuant to the purchase agreement. While the Fund expects that it will be able to obtain required approvals or waivers of contractual transfer restrictions generally within two weeks of executing a purchase agreement, there may be cases in which it may take longer than two weeks to obtain the requested approval or waiver. The Fund will generally structure its purchase agreements for the acquisition of securities issued by Portfolio Companies to provide that approval of the transfer of securities or waiver of the transfer restrictions must be obtained within 35 days from the date of the execution. The purchase agreements will generally provide that in any such case, the agreement will terminate automatically if (i) approval of the transfer of securities or waiver of the transfer restrictions is not obtained within 35 days from the signing of the purchase agreement, or (ii) the closing of the purchase agreement, which is completed upon the wiring and receipt of the funds and the Fund receiving written notice of the recording of the transfer of the securities on the books and records of the issuer of the subject securities, does not occur within 35 days from the signing of the purchase agreement. These purchase agreements will not be treated as forward contracts (included in the definition of “derivatives transaction” in Rule 18f-4(a) under the 1940 Act), nor as unfunded commitment agreements described in Rule 18f-4(e).

With respect to purchase agreements that are subject to transfer restrictions (such as a ROFR) at the time of signing, the Fund concludes that it would be appropriate to record the purchase at the time when any and all transfer restrictions have been satisfied. Investors in the Fund should understand that this conclusion is subject to different interpretations by regulatory agencies, courts and other bodies having oversight authority. If one or more of these authorities reach a different conclusion as it pertains to recognition of purchase agreements, it could result in the Fund misstating the value of our assets.

Information Technology Sector

The information technology sector in which the Fund will principally invest, directly or indirectly, is subject to many risks, including volatility, intense competition, decreasing life cycles, product obsolescence, changing consumer preferences and periodic downturns. The Fund’s performance may be closely tied to the performance of information technology issuers and, as a result, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. The revenues, income (or losses) and valuations of companies in the information technology sector can and often do fluctuate suddenly and dramatically. In addition, because of rapid technological change, the average selling prices of products and some services provided by companies in the information technology sector have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by the companies underlying the Fund’s Portfolio Investments that operate in the information technology sector may decrease over time, which could adversely affect their operating results and, correspondingly, the value of any securities that the Fund may hold directly or indirectly therein.

Valuation Risk

The Fund’s NAV will be based on the value of its securities. Where reliable public market prices are available for those securities, the Investment Adviser will rely on those prices. However, in light of its investment strategy to invest, directly or through Investment Vehicles, in private companies, the Fund expects that in most cases (other than subsequent to an IPO transaction involving a Portfolio Company) public market prices will not be available for the Fund’s portfolio securities, and, where private market prices are available, such prices may be unreliable, or such securities will be illiquid. At any point in time, there may be few recent purchase or sale transactions or offers on private markets on which to base the value of a given private security. In addition, the prices reflected in recent private transactions or offers may be extremely sensitive to changes in supply or demand, including changes fueled by investor perceptions or other conditions.

In these cases, which the Fund expects will be in most circumstances, the Fund’s investments will be valued by the Investment Adviser, pursuant to fair valuation procedures and methodologies approved by the Board. The Board has designated the Investment Adviser as the Fund’s valuation designee for purposes of Rule 2a-5 under the 1940 Act. While the Investment Adviser will use good faith efforts to determine the fair value of the Fund’s securities, value will be dependent on the judgment of the Investment Adviser. The Investment Adviser may also rely to some extent on information provided by the underlying companies or funds, which may not be timely or comprehensive. In addition, such information may not be available because it is difficult to obtain financial and other information with respect to private companies and private funds, and even where the Fund is able to obtain such information, there can be no assurance that it is complete or accurate. From time to time, the Fund may determine that it should modify its estimates or assumptions, as new information becomes available. As a consequence, the value of the securities, and therefore the Fund’s NAV, may vary. This may adversely affect Shareholders.

Because valuation of the private securities will be difficult, the Fund may also not be able to sell these securities at the prices at which they are carried on the Fund’s books, or may have to delay their sale in order to do so. This may in turn adversely affect the Fund’s NAV.

Illiquidity of Fund Shares

There is presently no market for the Fund’s Shares, which are highly illiquid and currently can be sold by Shareholders only in the quarterly repurchase program of the Fund, which is at the sole discretion of the Board; unless and until a secondary market for the Fund’s Shares develops, which the Fund has no reason to anticipate at this time, you will not be able to control the timing or the number of Shares which you desire to sell. The Fund’s Shares have no history of public trading, nor is it intended that they will be listed on a public exchange at this time.

Even though the Fund may make quarterly repurchase offers, investors should consider the Fund’s Shares to be illiquid. There is no guarantee that you will be able to sell the amount of Shares that you wish to tender in connection with a given repurchase offer. Shareholders may tender more Shares than the Fund has offered to repurchase. If so, the Fund will repurchase the Shares tendered on a pro rata basis, if at all, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, it is possible that not all Shares that are tendered in a repurchase offer will be repurchased. There is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a given year, thereby increasing the likelihood that a proration will occur. Each of these factors may further limit the liquidity of the Fund’s Shares.

Potential Illiquidity of the Fund’s Investments

The Fund intends to invest principally in securities of private funds and SPVs and private companies that are thinly traded and less liquid than other investments, or whose liquidity decreases in response to market developments or adverse investor perceptions. These securities may also be subject to “lock-up agreements” restricting their sale. As a result, upon or subsequent to a liquidation event of a Portfolio Company, the Fund, or the management of the relevant Investment Vehicle, as applicable, may not be able to sell an investment, or a portion of an investment, when the Investment Adviser (or the investment adviser of such Investment Vehicle) believes that doing so would maximize returns. In addition, because private company and private fund securities are thinly traded, such securities may display especially volatile or erratic price movements, sometimes in response to relatively small changes in investor supply or demand or other market conditions. As a result, even if the investment adviser of the applicable Investment Vehicle is able to sell its Portfolio Company securities on behalf of such Investment Vehicle when it desires to do so (or the Investment Adviser is able to sell Portfolio Company securities on behalf of the Fund when it desires to do so), the Fund or such Investment Vehicle may have to accept a lower price than the price determined by the Fund for such securities in accordance with its valuation procedures. The inability to sell one or more portfolio positions, directly or indirectly, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. If the Fund or an Investment Vehicle is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may also adversely affect the Fund’s NAV.

Alternatively, because securities of private companies are generally limited in number, the Fund or the applicable Investment Vehicle may pay a higher price for securities of companies the Investment Adviser or the investment adviser of such Investment Vehicle believes to be promising. Paying such a premium may adversely affect the Fund’s returns.

Concentration Risk

To the extent we limit our number of investments, the aggregate returns we realize may be significantly adversely affected if a small number of investments perform poorly or if we need to write down the value of any one investment. Beyond our income tax asset diversification requirements and our fundamental policy that requires us to invest at least 25% of our total assets in the information technology sector, we do not have fixed guidelines for diversification, and our investments could be focused on relatively few Portfolio Investments. As a result, a downturn in any particular industry in which a significant number of our direct or indirect Portfolio Companies operate could materially adversely affect us.

The Investment Vehicles in which we invest will likely invest 25% or more of the value of their total assets in the information technology sector. As a result, the Fund will be subject to greater investment risk to the extent that a significant portion of its assets may at times be invested, through investments the Fund makes in the Investment Vehicles, in the securities of issuers engaged in similar businesses that are likely to be affected by the same market conditions and other industry-specific risk factors.

While the Fund seeks to provide broad-based access to Investment Vehicles with exposure to private growth-oriented companies, the Fund is classified as a “non-diversified” investment company under the 1940 Act, which means we are not limited by the 1940 Act in the proportion of our assets that may be invested in the securities of a single Portfolio Investment. However, we intend to conduct our operations so as to qualify as a RIC for purposes of the Code (including by meeting the applicable diversification requirements under the Code), which generally will relieve the Fund of any liability for U.S. federal income tax to the extent our earnings are distributed to stockholders. Because we, as a non-diversified investment company, may invest in a smaller number of individual Portfolio Investments than a diversified investment company, an investment in the Fund presents greater risk to you than an investment in a diversified investment company.

Venture Capital Risks

We do not intend to, nor do we anticipate that we will, take controlling equity positions in our Portfolio Companies. As a result, we will be subject to the risk that a Portfolio Investment may make business decisions with which we disagree, and the stockholders, investors and/or management of a Portfolio Investment (or underlying Portfolio Company) may take risks or otherwise act in ways that are adverse to our interests. In addition, other shareholders, such as venture capital and private equity sponsors, that have substantial investments in our direct or indirect Portfolio Companies may have interests that differ from that of the relevant Portfolio Company or its minority shareholders, which may lead them to take actions that could materially and adversely affect the value of our investment in a Portfolio Investment. Due to the lack of liquidity for the investments that we will typically hold, we may not be able to dispose of our investments in the event we disagree with the actions of a Portfolio Company or its substantial shareholders (and it is highly likely that, to the extent we hold an indirect interest in such Portfolio Company that we will not be able to dispose of our investment in the relevant Investment Vehicle as it relates to such Portfolio Company), and may therefore suffer a decrease in the value of our investments.

We pay an Advisory Fee to the Investment Adviser and most if not all of the Investment Vehicles in which we invest will also charge a fee to investors for investment management, the Fund will incur higher and duplicative expenses, including advisory fees, when it invests in Investment Vehicles than a fund that invests directly into Portfolio Companies. The fees paid by Investment Vehicles to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains, which are considered performance fees. The Fund will bear its proportionate share of the management fees and other expenses that are charged by an Investment Fund in addition to the management fees and other expenses paid by the Fund. The Fund’s ability to achieve its investment objective depends largely on the performance of the Investment Vehicles selected. Each Investment Vehicle has its own investment risks, and those risks can affect the value of the Investment Vehicles’ securities and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any Investment Vehicle will be achieved. An Investment Vehicle may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Investment Vehicle at a time that is unfavorable to the Fund. The Fund may also be unable to liquidate its investment in a private Investment Vehicle when desired. Because the Fund will invest in Investment Vehicles that are not registered as investment companies, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Investment Vehicles’ investments as such Investment Vehicles’ managers. Investments in Investment Vehicles generally will be illiquid and generally may not be transferred without the consent of the managers of the applicable Investment Vehicle. The Fund may be unable to liquidate its investment in an Investment Vehicle when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in an Investment Vehicle, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from an Investment Vehicle except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the Investment Vehicle due to poor performance or other reasons. While most of the Investment Vehicles in which the Fund makes its investments will not require the Fund to make a “capital commitment” (i.e., a commitment made by the Fund to pay money to fund the Fund’s investment in tranches called by the investment advisor of such Investment Vehicle at the times and in the manner set forth in the Fund’s agreement with the Investment Vehicle to make such capital commitments), to the extent we do make investments in Investment Vehicles with a “capital commitment”, any failure on behalf of the Fund to fund such capital commitments, when called, could result in various penalties of default, including (i) a reduction or a complete loss of the Fund’s initial investment(s) in such Investment Vehicle; (ii) a prohibition from making additional investments in the Investment Vehicle; and (iii) any other actions that the Investment Vehicle may bring against the Fund.

Market Risk

International conflicts in Eastern Europe and the Middle East have led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund. During periods of market disruption, portfolio companies may be more likely to seek to draw on unfunded commitments the Fund has made, and the risk of being unable to fund such commitments is heightened during such periods. These events have limited and could continue to limit the Fund’s investment originations, limit the Fund’s ability to grow and have a material negative impact on the Fund’s operating results and the fair values of the Fund’s debt and equity investments.

No Public Trading [Text Block]		The Fund’s Shares have no history of public trading, nor is it intended that they will be listed on a public exchange at this time.
NAV Per Share	[1]	$ 20.39	$ 20
No Trading History [Text Block]		The Fund’s Shares have no history of public trading, nor is it intended that they will be listed on a public exchange at this time.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Shares
Outstanding Security, Held [Shares]		441,835
Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk

Our ability to achieve our investment objective will depend on our Investment Adviser’s ability to identify, analyze and invest in Portfolio Investments that meet our investment criteria. Accomplishing this result on a cost-effective basis is largely a function of our Investment Adviser’s structuring of the investment process and its ability to provide competent, attentive and efficient services to us. There can be no assurance that the Investment Adviser will be successful in investing in Portfolio Investments that meet our investment criteria, or that we will achieve our investment objective. It may be difficult to implement the Fund’s strategy unless we raise a meaningful amount of assets.

Our Investment Adviser also currently manages several pooled investment vehicles in which we have no economic interest. These investment vehicles are typically Delaware limited liability companies, which hold the securities of one or more issuers of private company stock. Managing these pooled investment vehicles requires the time of the Investment Adviser’s professionals, and may distract them or slow the rate of investment in the Fund. Even if we are able to grow and build upon our investment operations, any failure to manage our growth effectively could have a material adverse effect on our business, financial condition, results of operations and prospects. The results of our operations will depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets, and economic conditions. Furthermore, if we cannot successfully operate our business or implement our investment policies and strategies as described herein, it could negatively impact our ability to make distributions.

Private Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Funds Risk

The Fund invests primarily in private funds. Private funds typically provide greater flexibility than traditional investment funds that are registered under the 1940 Act with respect to the types of securities that may be owned, the types of trading strategies employed, including with respect to transactions with affiliates, and, in some cases, the amount of leverage that can be used. Accordingly, securities of the Investment Vehicles, as well as the Portfolio Companies in which the Investment Vehicles invest, tend to be more illiquid and highly speculative. Private funds have complex fee structures, including performance fees, that are broader than what is permitted for registered funds, and Shareholders may pay these fees indirectly by investing in this Fund. Furthermore, the Fund may have challenges in monitoring operations and performance of private funds due to the inability to access information about private fund investments and valuations. The Fund can only value private funds at NAV if permitted by applicable accounting standards.

Additionally, the Fund may make secondary investments in Investment Vehicles. Secondary investments refer to investments in Investment Vehicles through the acquisition of an existing interest by one investor from another in a negotiated transaction. In so doing, the buyer will acquire the existing interest and take on any future funding obligations in exchange for future returns and distributions. Secondary investments include the growing general partner led secondary market, which has evolved toward sales of a portion of a portfolio, or a specific asset, and continuation vehicles with general partners structuring a vehicle that allows for continued participation in the growth of the remaining assets, or a specific asset, beyond a fund’s traditional exit time frame. Secondary investments may also include newly established Investment Vehicles that are fully funded at the time of the Fund’s acquisition. Secondary investments may be acquired at a discount to an Investment Vehicle’s NAV. As a result, secondary investments acquired at a discount may result in unrealized gains at the time the Fund next calculates its daily NAV, since any such discounted secondary investment will be marked to its net asset value, which may be a price that is higher than its acquisition cost. If such unrealized gains are realized upon the Fund’s disposition of secondary investments, the Fund may generate distributable gains that are taxable to shareholders. Accordingly, the overall performance and net asset value of the Fund may be significantly impacted by the acquisition price paid by the Fund for its investments in secondaries. Because secondary investments are generally made when an Investment Vehicle has exited its initial investment period (typically three to seven years after the fund commences operations) and has deployed a significant portion of its capital into portfolio companies, secondary investments are viewed as more mature investments with greater certainty of portfolio construction and better visibility to the timing of future expected cash flows.

Secondary Transaction Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secondary Transaction Risk

With respect to purchases of securities pursuant to purchase agreements that the Fund will enter into for secondary transactions with eligible securityholders of Portfolio Companies, the Fund may be subject to the risk that the Fund may not timely obtain required approvals or waivers of contractual transfer restrictions following the execution of a purchase agreement. Typically, the transfer restriction that we will require a waiver of after the signing of a purchase agreement is the issuer’s right of first refusal (“ROFR”) for the issuer to purchase the securities that we seek to acquire pursuant to the purchase agreement. While the Fund expects that it will be able to obtain required approvals or waivers of contractual transfer restrictions generally within two weeks of executing a purchase agreement, there may be cases in which it may take longer than two weeks to obtain the requested approval or waiver. The Fund will generally structure its purchase agreements for the acquisition of securities issued by Portfolio Companies to provide that approval of the transfer of securities or waiver of the transfer restrictions must be obtained within 35 days from the date of the execution. The purchase agreements will generally provide that in any such case, the agreement will terminate automatically if (i) approval of the transfer of securities or waiver of the transfer restrictions is not obtained within 35 days from the signing of the purchase agreement, or (ii) the closing of the purchase agreement, which is completed upon the wiring and receipt of the funds and the Fund receiving written notice of the recording of the transfer of the securities on the books and records of the issuer of the subject securities, does not occur within 35 days from the signing of the purchase agreement. These purchase agreements will not be treated as forward contracts (included in the definition of “derivatives transaction” in Rule 18f-4(a) under the 1940 Act), nor as unfunded commitment agreements described in Rule 18f-4(e).

With respect to purchase agreements that are subject to transfer restrictions (such as a ROFR) at the time of signing, the Fund concludes that it would be appropriate to record the purchase at the time when any and all transfer restrictions have been satisfied. Investors in the Fund should understand that this conclusion is subject to different interpretations by regulatory agencies, courts and other bodies having oversight authority. If one or more of these authorities reach a different conclusion as it pertains to recognition of purchase agreements, it could result in the Fund misstating the value of our assets.

Information Technology Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Information Technology Sector

The information technology sector in which the Fund will principally invest, directly or indirectly, is subject to many risks, including volatility, intense competition, decreasing life cycles, product obsolescence, changing consumer preferences and periodic downturns. The Fund’s performance may be closely tied to the performance of information technology issuers and, as a result, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. The revenues, income (or losses) and valuations of companies in the information technology sector can and often do fluctuate suddenly and dramatically. In addition, because of rapid technological change, the average selling prices of products and some services provided by companies in the information technology sector have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by the companies underlying the Fund’s Portfolio Investments that operate in the information technology sector may decrease over time, which could adversely affect their operating results and, correspondingly, the value of any securities that the Fund may hold directly or indirectly therein.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

The Fund’s NAV will be based on the value of its securities. Where reliable public market prices are available for those securities, the Investment Adviser will rely on those prices. However, in light of its investment strategy to invest, directly or through Investment Vehicles, in private companies, the Fund expects that in most cases (other than subsequent to an IPO transaction involving a Portfolio Company) public market prices will not be available for the Fund’s portfolio securities, and, where private market prices are available, such prices may be unreliable, or such securities will be illiquid. At any point in time, there may be few recent purchase or sale transactions or offers on private markets on which to base the value of a given private security. In addition, the prices reflected in recent private transactions or offers may be extremely sensitive to changes in supply or demand, including changes fueled by investor perceptions or other conditions.

In these cases, which the Fund expects will be in most circumstances, the Fund’s investments will be valued by the Investment Adviser, pursuant to fair valuation procedures and methodologies approved by the Board. The Board has designated the Investment Adviser as the Fund’s valuation designee for purposes of Rule 2a-5 under the 1940 Act. While the Investment Adviser will use good faith efforts to determine the fair value of the Fund’s securities, value will be dependent on the judgment of the Investment Adviser. The Investment Adviser may also rely to some extent on information provided by the underlying companies or funds, which may not be timely or comprehensive. In addition, such information may not be available because it is difficult to obtain financial and other information with respect to private companies and private funds, and even where the Fund is able to obtain such information, there can be no assurance that it is complete or accurate. From time to time, the Fund may determine that it should modify its estimates or assumptions, as new information becomes available. As a consequence, the value of the securities, and therefore the Fund’s NAV, may vary. This may adversely affect Shareholders.

Because valuation of the private securities will be difficult, the Fund may also not be able to sell these securities at the prices at which they are carried on the Fund’s books, or may have to delay their sale in order to do so. This may in turn adversely affect the Fund’s NAV.

Illiquidity Of Fund Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquidity of Fund Shares

There is presently no market for the Fund’s Shares, which are highly illiquid and currently can be sold by Shareholders only in the quarterly repurchase program of the Fund, which is at the sole discretion of the Board; unless and until a secondary market for the Fund’s Shares develops, which the Fund has no reason to anticipate at this time, you will not be able to control the timing or the number of Shares which you desire to sell. The Fund’s Shares have no history of public trading, nor is it intended that they will be listed on a public exchange at this time.

Even though the Fund may make quarterly repurchase offers, investors should consider the Fund’s Shares to be illiquid. There is no guarantee that you will be able to sell the amount of Shares that you wish to tender in connection with a given repurchase offer. Shareholders may tender more Shares than the Fund has offered to repurchase. If so, the Fund will repurchase the Shares tendered on a pro rata basis, if at all, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, it is possible that not all Shares that are tendered in a repurchase offer will be repurchased. There is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a given year, thereby increasing the likelihood that a proration will occur. Each of these factors may further limit the liquidity of the Fund’s Shares.

Potential Illiquidity Of Funds Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Illiquidity of the Fund’s Investments

The Fund intends to invest principally in securities of private funds and SPVs and private companies that are thinly traded and less liquid than other investments, or whose liquidity decreases in response to market developments or adverse investor perceptions. These securities may also be subject to “lock-up agreements” restricting their sale. As a result, upon or subsequent to a liquidation event of a Portfolio Company, the Fund, or the management of the relevant Investment Vehicle, as applicable, may not be able to sell an investment, or a portion of an investment, when the Investment Adviser (or the investment adviser of such Investment Vehicle) believes that doing so would maximize returns. In addition, because private company and private fund securities are thinly traded, such securities may display especially volatile or erratic price movements, sometimes in response to relatively small changes in investor supply or demand or other market conditions. As a result, even if the investment adviser of the applicable Investment Vehicle is able to sell its Portfolio Company securities on behalf of such Investment Vehicle when it desires to do so (or the Investment Adviser is able to sell Portfolio Company securities on behalf of the Fund when it desires to do so), the Fund or such Investment Vehicle may have to accept a lower price than the price determined by the Fund for such securities in accordance with its valuation procedures. The inability to sell one or more portfolio positions, directly or indirectly, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. If the Fund or an Investment Vehicle is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may also adversely affect the Fund’s NAV.

Alternatively, because securities of private companies are generally limited in number, the Fund or the applicable Investment Vehicle may pay a higher price for securities of companies the Investment Adviser or the investment adviser of such Investment Vehicle believes to be promising. Paying such a premium may adversely affect the Fund’s returns.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration Risk

To the extent we limit our number of investments, the aggregate returns we realize may be significantly adversely affected if a small number of investments perform poorly or if we need to write down the value of any one investment. Beyond our income tax asset diversification requirements and our fundamental policy that requires us to invest at least 25% of our total assets in the information technology sector, we do not have fixed guidelines for diversification, and our investments could be focused on relatively few Portfolio Investments. As a result, a downturn in any particular industry in which a significant number of our direct or indirect Portfolio Companies operate could materially adversely affect us.

The Investment Vehicles in which we invest will likely invest 25% or more of the value of their total assets in the information technology sector. As a result, the Fund will be subject to greater investment risk to the extent that a significant portion of its assets may at times be invested, through investments the Fund makes in the Investment Vehicles, in the securities of issuers engaged in similar businesses that are likely to be affected by the same market conditions and other industry-specific risk factors.

While the Fund seeks to provide broad-based access to Investment Vehicles with exposure to private growth-oriented companies, the Fund is classified as a “non-diversified” investment company under the 1940 Act, which means we are not limited by the 1940 Act in the proportion of our assets that may be invested in the securities of a single Portfolio Investment. However, we intend to conduct our operations so as to qualify as a RIC for purposes of the Code (including by meeting the applicable diversification requirements under the Code), which generally will relieve the Fund of any liability for U.S. federal income tax to the extent our earnings are distributed to stockholders. Because we, as a non-diversified investment company, may invest in a smaller number of individual Portfolio Investments than a diversified investment company, an investment in the Fund presents greater risk to you than an investment in a diversified investment company.

Venture Capital Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Venture Capital Risks

We do not intend to, nor do we anticipate that we will, take controlling equity positions in our Portfolio Companies. As a result, we will be subject to the risk that a Portfolio Investment may make business decisions with which we disagree, and the stockholders, investors and/or management of a Portfolio Investment (or underlying Portfolio Company) may take risks or otherwise act in ways that are adverse to our interests. In addition, other shareholders, such as venture capital and private equity sponsors, that have substantial investments in our direct or indirect Portfolio Companies may have interests that differ from that of the relevant Portfolio Company or its minority shareholders, which may lead them to take actions that could materially and adversely affect the value of our investment in a Portfolio Investment. Due to the lack of liquidity for the investments that we will typically hold, we may not be able to dispose of our investments in the event we disagree with the actions of a Portfolio Company or its substantial shareholders (and it is highly likely that, to the extent we hold an indirect interest in such Portfolio Company that we will not be able to dispose of our investment in the relevant Investment Vehicle as it relates to such Portfolio Company), and may therefore suffer a decrease in the value of our investments.

We pay an Advisory Fee to the Investment Adviser and most if not all of the Investment Vehicles in which we invest will also charge a fee to investors for investment management, the Fund will incur higher and duplicative expenses, including advisory fees, when it invests in Investment Vehicles than a fund that invests directly into Portfolio Companies. The fees paid by Investment Vehicles to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains, which are considered performance fees. The Fund will bear its proportionate share of the management fees and other expenses that are charged by an Investment Fund in addition to the management fees and other expenses paid by the Fund. The Fund’s ability to achieve its investment objective depends largely on the performance of the Investment Vehicles selected. Each Investment Vehicle has its own investment risks, and those risks can affect the value of the Investment Vehicles’ securities and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any Investment Vehicle will be achieved. An Investment Vehicle may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Investment Vehicle at a time that is unfavorable to the Fund. The Fund may also be unable to liquidate its investment in a private Investment Vehicle when desired. Because the Fund will invest in Investment Vehicles that are not registered as investment companies, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Investment Vehicles’ investments as such Investment Vehicles’ managers. Investments in Investment Vehicles generally will be illiquid and generally may not be transferred without the consent of the managers of the applicable Investment Vehicle. The Fund may be unable to liquidate its investment in an Investment Vehicle when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in an Investment Vehicle, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from an Investment Vehicle except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the Investment Vehicle due to poor performance or other reasons. While most of the Investment Vehicles in which the Fund makes its investments will not require the Fund to make a “capital commitment” (i.e., a commitment made by the Fund to pay money to fund the Fund’s investment in tranches called by the investment advisor of such Investment Vehicle at the times and in the manner set forth in the Fund’s agreement with the Investment Vehicle to make such capital commitments), to the extent we do make investments in Investment Vehicles with a “capital commitment”, any failure on behalf of the Fund to fund such capital commitments, when called, could result in various penalties of default, including (i) a reduction or a complete loss of the Fund’s initial investment(s) in such Investment Vehicle; (ii) a prohibition from making additional investments in the Investment Vehicle; and (iii) any other actions that the Investment Vehicle may bring against the Fund.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk

International conflicts in Eastern Europe and the Middle East have led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund. During periods of market disruption, portfolio companies may be more likely to seek to draw on unfunded commitments the Fund has made, and the risk of being unable to fund such commitments is heightened during such periods. These events have limited and could continue to limit the Fund’s investment originations, limit the Fund’s ability to grow and have a material negative impact on the Fund’s operating results and the fair values of the Fund’s debt and equity investments.

[1]	Includes adjustments in accordance with generally accepted accounting principals in the United States, and consequently, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions